Income Taxes - Reconciliation of Effective Tax Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	0.47%	1.09%	124.93%
Tax rate difference from statutory rate in other jurisdictions	(1.19%)	0.82%	30.23%
Change in valuation allowance	(21.56%)	(21.89%)	(191.36%)
Effect of tax holiday	(3.28%)	(6.00%)	(10.78%)
Others	0.00%	(0.19%)	(0.03%)
Effective tax rate	(0.55%)	(1.17%)	(22.01%)